SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Share Capital
As of December 31, 2025 and 2024, the share capital of the Company comprises the following:

AS OF DEC. 31 US$ MILLIONS, EXCEPT FOR PAR VALUE AND SHARE AMOUNTS	2025					2024
	Par Value		Authorized to Issue	Outstanding	Carrying Amount	Par Value(2)		Authorized to Issue(2)	Outstanding(2)	Carrying Amount
Class A Senior Preferred Shares		$25.00	100,000,000	—	$—		$25.00	100,000,000	—	$—
Class B Senior Preferred Shares	C$	25.00	100,000,000	—	—	C$	25.00	100,000,000	—	—
Class A Junior Preferred Shares	25.00		1,000,000,000	—	—	25.00		1,000,000,000	—	—
Class B Junior Preferred Shares	C$	25.00	1,000,000,000	—	—	C$	25.00	1,000,000,000	—	—
Class A Exchangeable Shares(1)	21.83		1,500,000,000	59,934,825	1,333	22.07		1,500,000,000	62,154,774	1,441
Class A-1 Exchangeable Shares(1)	21.83		750,000,000	—	—	22.07		750,000,000	—	—
Class B Shares(1)	21.83		750,000	36,000	1	22.07		750,000	36,000	1
Class C Shares	1.00		1,000,000,000	272,687,160	12,311	1.00		1,000,000,000	201,116,647	8,526
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(1)The number of issued shares is the same as the number of outstanding shares for all share types, except for Class A exchangeable shares. The number of issued Class A exchangeable shares was 65,307,416 as of December 31, 2025, including 5,372,591 shares held in treasury. The number of issued Class A exchangeable shares as of December 31, 2024 was 65,154,774, including 3,000,000 shares held in treasury.
(2)Par value, number of shares authorized to issue and number of shares outstanding for our Class A exchangeable shares and Class B shares were adjusted to reflect the three-for-two stock split.

Schedule of Movement of Shares Issued and Outstanding
The movement of shares outstanding is as follows:

SHARE AMOUNTS	Class A Redeemable Junior Preferred Shares	Class A Exchangeable Shares(1)	Class A-1 Exchangeable Shares(1)	Class B Shares(1)	Class C Shares
Outstanding as of January 1, 2023	100,460,280	14,392,484	—	36,000	40,934,623
Issuances	—	1,747,500	49,401,862	—	60,741,893
Conversions	—	6,827,640	(7,291,196)	—	380,268
Outstanding as of December 31, 2023	100,460,280	22,967,624	42,110,666	36,000	102,056,784
Issuances	—	76,484	—	—	45,112,335
Acquisition of treasury shares, net	—	(3,000,000)	—	—	—
Conversions	(100,460,280)	3,045,512	(3,045,512)	—	53,947,528
Redesignation	—	39,065,154	(39,065,154)	—	—
Outstanding as of December 31, 2024	—	62,154,774	—	36,000	201,116,647
Issuances	—	132,590	—	—	71,570,513
Acquisition of treasury shares, net	—	(2,352,539)	—	—	—
Outstanding as of December 31, 2025	—	59,934,825	—	36,000	272,687,160
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(1)The number of shares outstanding for Class A exchangeable shares and Class B shares was adjusted to reflect the aforementioned three-for-two stock split. The conversion and redesignation of Class A-1 exchangeable shares into its Class A exchangeable shares remains presented on a one-for-one basis.